Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.12%
Russell 2500™ Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	8.77%	9.11%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.11%	8.79%	9.13%
Performance Inception Date			Aug. 13, 2015
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.44%	7.72%	8.13%
Performance Inception Date			Aug. 13, 2015
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.43%	6.67%	7.10%
Performance Inception Date			Aug. 13, 2015